INVESTMENT IN ASSOCIATES AND JOINT VENTURES INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Investments accounted for using equity method	$ 5,127	$ 5,528	$ 4,967
Utilities
Disclosure of operating segments [line items]
Investments accounted for using equity method	249	253
Transport
Disclosure of operating segments [line items]
Investments accounted for using equity method	2,754	2,759
Data Infrastructure
Disclosure of operating segments [line items]
Investments accounted for using equity method	1,087	1,133
Corporate
Disclosure of operating segments [line items]
Investments accounted for using equity method	15	11
Midstream
Disclosure of operating segments [line items]
Investments accounted for using equity method	$ 1,022	$ 1,372